Convertible Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of the Company's Convertible Note Receivable
A continuity schedule of these convertible notes from January 1, 2018 to December 31, 2019 is presented below:

(in thousands)	Kutcho Convertible Note	Gold X Convertible Note	Total

At January 1, 2018	$15,777	$-	$15,777

Fair value gain (loss) reflected in net earnings	(2,878)	-	(2,878)

At December 31, 2018	$12,899	$-	$12,899

Amount advanced	-	10,000	10,000

Fair value gain (loss) reflected in net earnings	(1,062)	19	(1,043)

At December 31, 2019	$11,837	$10,019	$21,856